Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Salaries and benefits	$ 2,373	$ 1,797
Share-based payments	312	736
Total compensation	$ 2,685	$ 2,533